Income Taxes (Reconciliation Of Change In Unrecognized Income Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	$ 484	$ 500
Additions for tax positions related to the current year	82
Increases (reductions) for tax positions related to prior years	43	(16)
Balance at end of year	$ 609	$ 484